Equity Method Investments	3 Months Ended
Mar. 31, 2013
Equity Method Investments

16. EQUITY METHOD INVESTMENTS

RW Gathering, LLC

We own a 40% non-operated interest in RW Gathering, LLC (“RW Gathering”), which owns gas-gathering assets to facilitate development in our Appalachian Basin operations. We recorded our investment in RW Gathering of approximately $16.8 million and $17.0 million as of March 31, 2013 and December 31, 2012, respectively, on our Consolidated Balance Sheets as Equity Method Investments. During the first three months of 2013, we did not make any capital contributions to RW Gathering, as compared to the contributions of approximately $1.5 million in cash to RW Gathering to support current pipeline and gathering line construction in the first three months of 2012. RW Gathering recorded net losses from continuing operations of $0.4 million for each of the three months ended March 31, 2013 and 2012, respectively. The losses incurred were due to insurance fees, bank fees, rent expenses and depreciation expense. Our share of the net loss is recorded on the Statements of Operations as Gain (Loss) on Equity Method Investments.

During the three-month periods ended March 31, 2013 and 2012, we incurred approximately $0.2 million and $0.3 million, respectively, in compression expenses that were charged to us from Williams Production Appalachia, LLC. These costs are in relation to compression costs incurred by RW Gathering and are recorded as Production and Lease Operating Expense on our Consolidated Statement of Operations. As of March 31, 2013 and December 31, 2012, there were no receivables due from RW Gathering to us.

Keystone Midstream Services, LLC

On May 29, 2012, we closed the sale of our ownership in Keystone Midstream, which we had accounted for as an equity method investment.

Prior to May 29, 2012, we owned a 28% non-operating interest in Keystone Midstream, which was a midstream joint venture focused on building, owning and operating high pressure gathering systems and cryogenic gas processing plants in Butler County, Pennsylvania. During the three months ended March 31, 2012, we contributed approximately $1.4 million to Keystone Midstream primarily to support the construction of cryogenic gas processing plants. Keystone Midstream recorded a net income from continuing operations of $0.1 million for the three month period ended March 31, 2012. Our share of net income and net loss realized under the equity method of accounting are primarily due to project management costs, general and administrative expenses, and DD&A expenses.